Related Party Transactions - Summary of Key Management Compensation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	₩ 2,955	₩ 2,762	₩ 2,879
Post-employment benefits	321	751	311
Stock-based compensation	891	878	1,331
Total	₩ 4,167	₩ 4,391	₩ 4,521